Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2012
Registrant Name	ING VARIABLE PORTFOLIOS INC
Central Index Key	0001015965
Amendment Flag	false
Document Creation Date	Apr. 30, 2013
Document Effective Date	Apr. 30, 2013
Prospectus Date	Apr. 30, 2013